American Century Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

BALANCED FUND * CAPITAL GROWTH FUND * CAPITAL VALUE FUND * FOCUSED GROWTH FUND *
FUNDAMENTAL EQUITY FUND * GIFTRUST® FUND * GROWTH FUND * HERITAGE FUND *
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND * NEW OPPORTUNITIES FUND * NEW
OPPORTUNITIES II FUND * NT GROWTH FUND * NT VISTA(SM) FUND * SELECT FUND *
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND * ULTRA® FUND * VEEDOT® FUND
* VISTA(SM) FUND

Supplement dated September 4, 2007 * Statement of Additional Information dated
March 1, 2007

AS OF SEPTEMBER 4, 2007, THE ADVISOR CLASS OF SELECT WAS COMBINED WITH THE A
CLASS OF THE FUND. INFORMATION SPECIFIC TO THE FUND'S ADVISOR CLASS WILL BE
RESTATED WITH THE NEXT STATEMENT OF ADDITIONAL INFORMATION UPDATE TO REFLECT
CHANGES THAT RESULTED FROM THE COMBINATION. IN ADDITION, THE ADVISOR CLASSES OF
HERITAGE AND ULTRA WERE RENAMED A CLASS.

THE FOLLOWING REPLACES THE ENTRIES FOR HERITAGE, SELECT AND ULTRA IN THE TABLE
ON PAGE 3.

Fund/Class                           TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
Heritage
  Investor Class                       TWHIX                        11/10/1987
--------------------------------------------------------------------------------
  Institutional Class                  ATHIX                        06/16/1997
--------------------------------------------------------------------------------
  A Class                              ATHAX                        07/11/1997
--------------------------------------------------------------------------------
  C Class                              AHGCX                        06/26/2001
--------------------------------------------------------------------------------
Select
  Investor Class                       TWCIX                        10/31/1958
--------------------------------------------------------------------------------
  Institutional Class                  TWSIX                        03/13/1997
--------------------------------------------------------------------------------
  A Class                              TWCAX                        08/08/1997
--------------------------------------------------------------------------------
  B Class                              ABSLX                        01/31/2003
--------------------------------------------------------------------------------
  C Class                              ACSLX                        01/31/2003
--------------------------------------------------------------------------------
  R Class                              ASERX                        07/29/2005
--------------------------------------------------------------------------------
Ultra
  Investor Class                       TWCUX                        11/02/1981
--------------------------------------------------------------------------------
  Institutional Class                  TWUIX                        11/14/1996
--------------------------------------------------------------------------------
  A Class                              TWUAX                        10/02/1996
--------------------------------------------------------------------------------
  C Class                              TWCCX                        10/29/2001
--------------------------------------------------------------------------------
  R Class                              AULRX                        08/29/2003
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE ENTRIES FOR BALANCED, CAPITAL VALUE, GROWTH,
HERITAGE, SELECT, ULTRA AND VISTA IN THE TABLE ON PAGES 53-56.

FUND                  CLASS                        PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Balanced              Investor and Advisor         0.90% of first $1 billion
                                                   0.80% over $1 billion
                      ----------------------------------------------------------
                      Institutional                0.70% of first $1 billion
                                                   0.60% over $1 billion
--------------------------------------------------------------------------------
Capital Value         Investor                     1.10% of first $500 million
                                                   1.00% of next $500 million
                                                   0.90% over $1 billion
                      ----------------------------------------------------------
                      Institutional                0.90% of first $500 million
                                                   0.80% of next $500 million
                                                   0.70% over $1 billion
                      ----------------------------------------------------------
                      Advisor                      0.85% of first $500 million
                                                   0.75% of next $500 million
                                                   0.65% over $1 billion
--------------------------------------------------------------------------------
Growth                Investor, C and R            1.000% of first $2.5 billion
                                                   0.995% of next $2.5 billion
                                                   0.980% of next $2.5 billion
                                                   0.970% of next $2.5 billion
                                                   0.960% of next $2.5 billion
                                                   0.950% of next $2.5 billion
                                                   0.940% of next $2.5 billion
                                                   0.930% of next $2.5 billion
                                                   0.920% of next $2.5 billion
                                                   0.910% of next $2.5 billion
                                                   0.900% of next $5 billion
                                                   0.800% over $30 billion
                      ----------------------------------------------------------
                      Institutional                0.800% of first $2.5 billion
                                                   0.795% of next $2.5 billion
                                                   0.780% of next $2.5 billion
                                                   0.770% of next $2.5 billion
                                                   0.760% of next $2.5 billion
                                                   0.750% of next $2.5 billion
                                                   0.740% of next $2.5 billion
                                                   0.730% of next $2.5 billion
                                                   0.720% of next $2.5 billion
                                                   0.710% of next $2.5 billion
                                                   0.700% of next $5 billion
                                                   0.600% over $30 billion
                      ----------------------------------------------------------
                      Advisor                      0.750% of first $2.5 billion
                                                   0.745% of next $2.5 billion
                                                   0.730% of next $2.5 billion
                                                   0.720% of next $2.5 billion
                                                   0.710% of next $2.5 billion
                                                   0.700% of next $2.5 billion
                                                   0.690% of next $2.5 billion
                                                   0.680% of next $2.5 billion
                                                   0.670% of next $2.5 billion
                                                   0.660% of next $2.5 billion
                                                   0.650% of next $5 billion
                                                   0.550% over $30 billion
--------------------------------------------------------------------------------

FUND            CLASS                             PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Heritage        Investor, A and C                 1.000%
                ----------------------------------------------------------------
                Institutional                     0.800%
--------------------------------------------------------------------------------
Select          Investor, A, B, C and R           1.000% of first $2.5 billion
                                                  0.995% of next $2.5 billion
                                                  0.980% of next $2.5 billion
                                                  0.970% of next $2.5 billion
                                                  0.960% of next $2.5 billion
                                                  0.950% of next $2.5 billion
                                                  0.940% of next $2.5 billion
                                                  0.930% of next $2.5 billion
                                                  0.920% of next $2.5 billion
                                                  0.910% of next $2.5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
                ----------------------------------------------------------------
                Institutional                     0.800% of first $2.5 billion
                                                  0.795% of next $2.5 billion
                                                  0.780% of next $2.5 billion
                                                  0.770% of next $2.5 billion
                                                  0.760% of next $2.5 billion
                                                  0.750% of next $2.5 billion
                                                  0.740% of next $2.5 billion
                                                  0.730% of next $2.5 billion
                                                  0.720% of next $2.5 billion
                                                  0.710% of next $2.5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
--------------------------------------------------------------------------------
Ultra           Investor, A, C and R              1.000% of first $2.5 billion
                                                  0.995% of next $2.5 billion
                                                  0.980% of next $2.5 billion
                                                  0.970% of next $2.5 billion
                                                  0.960% of next $2.5 billion
                                                  0.950% of next $2.5 billion
                                                  0.940% of next $2.5 billion
                                                  0.930% of next $2.5 billion
                                                  0.920% of next $2.5 billion
                                                  0.910% of next $2.5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
                ----------------------------------------------------------------
                Institutional                     0.800% of first $2.5 billion
                                                  0.795% of next $2.5 billion
                                                  0.780% of next $2.5 billion
                                                  0.770% of next $2.5 billion
                                                  0.760% of next $2.5 billion
                                                  0.750% of next $2.5 billion
                                                  0.740% of next $2.5 billion
                                                  0.730% of next $2.5 billion
                                                  0.720% of next $2.5 billion
                                                  0.710% of next $2.5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
--------------------------------------------------------------------------------
Vista           Investor, C, R and Advisor        1.000%
                ----------------------------------------------------------------
                Institutional                     0.800%
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER Multiple Class Structure ON
PAGE 73.

The Investor Class is made available to investors directly from American Century and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to
American Century. Additional information regarding eligibility for Investor
Class shares may be found in the funds'

prospectuses. The Institutional and Advisor Classes (Capital Value and Growth
Advisor Class only) are made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor
Class shares of Capital Value and Growth are subject to a Master Distribution and Shareholder Services Plan (the Capital Value and Growth Advisor Class Plan).
The A, B, C and Advisor Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. With the exception of the Advisor Classes of Capital Value and Growth,
the unified management fee for the A, B, C, R and Advisor Classes is the same as for Investor Class, but the A, B, C, R and Advisor Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the
A Class Plan, B Class Plan, C Class Plan, R Class Plan and Advisor Class Plan,
respectively, and collectively, with the Capital Value and Growth Advisor Class
Plan, the plans) described below. The plans have been adopted by the funds'
Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

THE FOLLOWING REPLACES THE HEADING Advisor Class Plan ON PAGE 81.

Advisor Class Plan (Capital Value and Growth)

THE AMOUNT OF FEES PAID FOR BALANCED AND VISTA SHOULD BE DELETED FROM THE
ADVISOR CLASS PLAN (CAPITAL VALUE AND GROWTH) SECTION ON PAGES 81-83.

THE FOLLOWING IS ADDED AFTER THE Advisor Class Plan SECTION ON PAGE 83.

Advisor Class Plan (Balanced and Vista)

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' Board of
Directors has adopted the Advisor Class Plan. Prior to September 4, 2007, the
Advisor Class Plan required the Advisor Class to pay 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% for certain ongoing shareholder and administrative services (as described below) and
0.25% for distribution services, including past distribution services (as described below). However, at a shareholder meeting on July 27, 2007, the
Advisor Class shareholders approved a decrease in the fee required by the
Advisor Class Plan of 0.25%, and a corresponding increase in the Advisor Class management fee. This change was made because the administrative services portion of the 12b-1 fee does not need to be made out of the 12b-1 plan, but may properly be made out of the funds' unified fee, consistent with the other classes of the funds. This change resulted in no difference in the overall fee for the Advisor Class, but will lower the amount of the 12b-1 fee charged under the Advisor Class Plan from and after September 4, 2007. After that date, pursuant to the Advisor Class Plan, the Advisor Class pays the funds'
distributor 0.25% annually of the aggregate average daily net assets of the funds' Advisor Class shares, which is paid for certain ongoing individual shareholder services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2006, the aggregate amount of fees paid under the
Advisor Class Plan was:

     Balanced                 $78,178

     Vista                 $1,097,050

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers,

who may use some of the proceeds to compensate sales personnel) who offer the
Advisor Class shares in payment for provision of the services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Prior to September 4, 2007, 0.25% of the fee charged to the Advisor Class Plan was for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended October 31, 2006, the amount of fees paid under the
Advisor Class Plan for shareholder services was:

     Balanced             $39,089

     Vista               $548,525

Although these services are still being provided by the financial intermediaries, after September 4, 2007, they will be reimbursed by the funds'
advisor out of the unified management fee rather than out of a 12b-1 fee, as described above.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2006, the amount of fees paid under the
Advisor Class Plan for distribution services was:

     Balanced         $39,089

     Vista           $548,525

Beginning on September 4, 2007, a portion of the 12b-1 fee will be paid to the distributor for certain individual shareholder services. These payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

As of September 4, 2007, the Advisor Classes of Heritage, Select and Ultra were either renamed A Class or combined with an existing A Class.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56566 0708